DIVESTITURES AND DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Discontinued operations
Schedule of discontinued operations
The operating results of Eagle Ford Hunter and Hunter Disposal for the three and six months ended June 30, 2013 and 2012, have been reclassified as discontinued operations in the consolidated statements of operations as detailed in the table below:

	Three Months Ended June 30,		Nine Months Ended Six Months Ended June 30,
	2013 (2)	2012 (1)	2013 (2)	2012 (1)
	(in thousands)
Revenues	$7,308	$16,496	$33,174	$32,286
Expenses	(1,258)	(10,223)	(10,513)	(20,913)
Other income (expense)	—	—	—	1
Income tax expense (3)	(8,453)	(3,857)	(8,453)	(3,857)
Income (loss) from discontinued operations, net of tax	(2,403)	2,416	14,208	7,517
Gain (loss) on sale of discontinued operations, net of taxes	172,452	—	172,452	2,224
Income from discontinued operations, net of taxes (4)	$170,049	$2,416	$186,660	$9,741
___________________________

(1)
In the second quarter of 2012, the Company revised its disclosure of discontinued operations to include adjustments reducing the gain on sale of Hunter Disposal. The revision included a tax adjustment of $1.4 million and an adjustment to discount the value of the GreenHunter shares received by $619,000. Management concluded that this revision was not material to the related March 31, 2012 financial statements.

(2)	Includes operations of Eagle Ford Hunter from January 1, 2013 through April 24, 2013, the date of the sale.

(3)
The book income tax charge for the three and six months ended June 30, 2013 relating to discontinued operation's gain for such period was $8.5 million, which is more than offset by the Company's current year deductions. In addition, an alternative minimum tax charge of $1.3 million also arose on the Eagle Ford Hunter sale.

The operating results of Eagle Ford Hunter, Inc. ("Eagle Ford Hunter"), which has historically been included as part of the U.S. Upstream operating segment, have been reclassified as discontinued operations in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010 as

Eagle Ford Hunter, Inc.
Discontinued operations
Schedule of discontinued operations
The operating results of Eagle Ford Hunter, Inc. ("Eagle Ford Hunter"), which has historically been included as part of the U.S. Upstream operating segment, have been reclassified as discontinued operations in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010 as detailed in the table below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues	$72,111	$20,240	$741
Operating expenses	(45,880)	(13,694)	(610)
Income tax expense and other	(9,180)	(2,291)	—
Income from discontinued operations, net of tax	$17,051	$4,255	$131